Land Use Rights (Details) - Schedule of land use rights - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule of Land Use Rights [Abstract]
Land use rights, cost	$ 1,537,236	$ 1,719,978
Less: accumulated amortization	(467,345)	(485,342)
Land use rights, net	$ 1,069,891	$ 1,234,636